Borrowings, other debts and derivative liabilities - Summary of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Bank borrowings		¥ 85,566	¥ 32,738
Other borrowings		0	42,485
Total short-term borrowings	$ 13,061	¥ 85,566	¥ 75,223